Consolidated and Combined Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015		Sep. 30, 2014
Revenues:
Transportation revenues	$ 115,592	$ 111,294		$ 108,424
Fuel surcharges	4,580	11,588		20,738
Total revenues	120,172	122,882		129,162
Cost of operations:
Compensation and benefits	51,069	49,050		47,431
Fuel expenses	15,157	20,295		29,281
Repairs & tires	7,777	7,876		7,831
Other operating	4,719	4,520		5,251
Insurance and losses	10,358	10,249		10,729
Depreciation expense	8,870	8,486		8,210
Rents, tags & utilities	3,834	3,892		3,706
Sales, general & administrative	9,626	9,188		9,273
Corporate expenses	2,946	3,203		2,685
Intangible asset impairment	0	2,074	[1]	0
Gain on property sale	(1,277)	0		0
Gain on equipment sales	(697)	(1,537)		(578)
Total cost of operations	112,382	117,296		123,819
Total operating profit	7,790	5,586		5,343
BP claim Settlement	1,687	0		0
Interest income and other	6	0		7
Interest expense	(130)	(112)		(109)
Income before income taxes	9,353	5,474		5,241
Provision for income taxes	3,648	2,135		2,044
Net income	$ 5,705	$ 3,339		$ 3,197
Earnings per common share:
Net income - basic	$ 1.74	$ 1.02		$ 0.99
Net income - diluted	$ 1.74	$ 1.02		$ 0.99
Number of shares (in thousands) used in computing:
-basic earnings per common share	3,283	3,268		3,243
-diluted earnings per common share	3,285	3,275		3,243

[1]	The Company recorded a non-cash, impairment charge related to the customer relationship intangible asset recorded resulting from the Pipeline acquisition of $2,074 during the second quarter of fiscal 2015.